Key Sources of Estimation Uncertainty - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Key Sources of Estimation Uncertainty [line items]
Impairment expense	$ 4,727
Mining interests	15,542	$ 20,047
Carrying amount of stripping costs capitalized	221	204
Total provision for reclamation and closure cost obligations	660	599
Undiscounted value of obligations	$ 1,961	$ 1,572
Weighted average discount rate	4.30%	4.10%
20-Year Reclamation Lifecycle [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Risk-free rate	3.00%	2.90%
Reclamation life cycle	20 years	20 years
Long term risk free rate reclamation life cycle [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Risk-free rate	5.00%	5.00%
Mining interests [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Impairment expense	$ 4,727	$ 244